General information and basis of preparation	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
General information and basis of preparation
1	General information and basis of preparation
General information
Super Group (SGHC) Limited (‘Super Group’ or the ‘Company’) is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the ‘Companies Law’) on March 29, 2021. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
Super Group and its subsidiaries (together ‘the Group’) operate a number of interactive gaming services under licenses granted by gaming authorities in various countries. Super Group is the ultimate holding company of the Group. These interactive gaming services consist mainly of casino games of chance and sports betting. The Group is focused on the delivery of a converged interactive gaming experience allowing its customers to interact with its games under several brands on a variety of platforms. The Group also licenses the Betway brand to companies external to the Group.
Basis of preparation
The interim condensed consolidated financial statements have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board. The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the
SGHC Limited’s
annual consolidated financial statements as of and for the year ended December 31, 2021.
Super Group was incorporated with the purpose of reorganizing the previous group headed by SGHC Limited (hereinafter “SGHC”) and to execute an agreement with new investors (hereinafter the “Business Combination Agreement”) to effect a public listing of shares on the New York Stock Exchange (hereinafter the “Transaction”). On January 27, 2022 (the ‘Closing date’) the Company completed the merger pursuant to the Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the ‘Business Combination Agreement’) dated April 23, 2021, by and among SGHC, Super Group, Sports Entertainment Acquisition Corp (‘SEAC’), a New York Stock Exchange (‘NYSE’) publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc (‘Merger Sub’), a Delaware corporation and a wholly-owned
subsidiary of Super Group, which resulted in the public listing of the Group, described further in note 4.
Prior to the closing date, SGHC shareholders
(“Pre-Closing
Holders”) exchanged all issued shares in SGHC for newly issued shares in Super Group at an agreed ratio of 8.51 to 1. As a consequence of the exchange previously existing shareholders of SGHC obtained 458,721,777 ordinary shares in Super Group, equating to 93.58% of the issued capital of Super Group (SGHC) Limited. This ratio resulted in each individual SGHC shareholder maintaining the same ownership percentage in Super Group as each shareholder had in SGHC.
Super Group could not be considered a separate entity acting in its own right, and the economic substance of its incorporation and the holding of SGHC shares constitutes a reorganization of the Group for the sole purpose of the public listing. As such, Super Group did not meet the definition of a business under IFRS 3 and therefore the transaction was accounted for as a capital reorganization. Under a capital reorganization, the consolidated financial statements of Super Group reflect the pre-combination book values of SGHC Limited and Super Group (SGHC) Limited.
Consequently, management has concluded that Super Group should recognize in its interim condensed consolidated financial statements the net assets of SGHC and subsidiaries as per their preceding carrying amounts, and that comparatives should be re-presented, as the consolidated financial statements of
Super Group (
SGHC
) Limited
are a continuation of those of
SGHC Limited.
Certain prior period amounts have been reclassified to

conform to the current period presentation with no material impact on previously reported net loss, cash flows or financial position.
Therefore, the comparable consolidated financial information as of 31 December 2021 and the interim condensed consolidated financial information for the period ended June 30, 2021 represent consolidated financial information of SGHC Limited.
Following the capital reorganization, SGHC is a wholly owned subsidiary of Super Group. The June 30, 2021 comparative financial statements are based on the operations of SGHC prior to the capital reorganization. Comparative earnings per share, basic and diluted were restated for the effect of the capital reorganization.
On the Closing date, SEAC merged with and into Merger Sub, with SEAC as the surviving company continuing as a wholly owned subsidiary of Super Group and at the effective time of the merger, each share of Class A common stock of SEAC was cancelled and extinguished and converted into the right to receive one ordinary share of no par value of Super Group.

Details of the Group’s accounting policies and critical judgements are included in note 2 and note 3, respectively.

1	General information and basis of preparation
General information
SGHC Limited (‘SGHC’ or the ‘Company’) is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the ‘Companies Law’) on July 06, 2020. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
SGHC and its subsidiaries (together ‘the Group’) operate a number of interactive gaming services under licenses granted by gaming authorities in various countries. SGHC is the ultimate holding company of the SGHC Group. These interactive gaming services consist mainly of casino games of chance and sports betting. The Group is focused on the delivery of a converged interactive gaming experience allowing its customers to interact with its games under several brands on a variety of platforms. The Group also licenses the Betway brand to companies external to the Group.
The consolidated financial statements of the Group for the year ended December 31, 2021 were authorized for issue in accordance with a resolution of the Board of Directors on April
20, 2022
and on November 10, 2022 related to Note 24
.
Corporate Reorganization
The Company was incorporated in July 2020, with the designed purpose of becoming the ultimate parent company of Pindus, Fengari and Pelion, through a reorganization of entities with common ownership (the ‘Reorganization’), but not under common control. The Reorganization culminated on October 7, 2020 with SGHC acquiring the share capital of Pindus, Fengari and Pelion in a share-for-share
exchange.
Pindus, Fengari and Pelion, historically had a high degree of common ownership in which multiple shareholders had similar, but not identical, ownership interests in each of the entities. As part of the restructuring of the three entities, in the period from July 2019 to April 2020, shareholdings in each of the three separate entities were made consistent through the issuance of shares or the repurchase of shares for cash to the relevant shareholders (the ‘Reorganization Transactions’). As of April 2020, shareholdings in each of the three entities were identical. When the Company was formed in July 2020, its shareholders were also consistent with each of the three existing entities. Therefore, immediately prior to the Reorganization Transactions, the shareholder ownership percentages of the Company, Pindus, Fengari and Pelion were identical, and immediately after the Reorganization Transactions, the shareholdings held in the Company by each individual shareholder were also identical.
The key dates in the Reorganization Transactions can be summarized as follows:

•	May 2018 - Pindus is incorporated.

•	July 2019 - Fengari is incorporated.

•	March 2020 - shares are issued to minority shareholders in Pindus and Fengari to fully align the shareholders and shareholding percentages.

•	April 2020 - Pelion is incorporated with shareholders and shareholding identical to that of Pindus and Fengari.

•
July 2020
-
SGHC is incorporated and issues 13,638,493 shares of no par common stock, the shareholders and shareholding percentages of SGHC are identical to those of Pindus, Fengari and Pelion at that time.

•	October 2020 - SGHC is the legal acquirer of Pindus, Fengari and Pelion in a share-for-share exchange.
The Company performed an assessment and determined Pindus to be the predecessor entity to the Company. Further, the Company determined the culmination of the Reorganization on October 7, 2020 did not have economic substance. As such, in preparing the Company’s consolidated financial statements, the Company accounted for the Reorganization Transactions in a manner similar to a transaction between entities under common control combining Fengari and Pelion from the respective dates at which those two entities had a high degree of common ownership consistent with that of the Company using the ‘pooling of interests method’ of accounting. As such, Fengari and Pelion are included in the Group financial statements from their dates of incorporation in July 2019 and April 2020, respectively.
In the Fengari, Pelion and SGHC
share-for-share
exchanges described above, shares were issued to existing shareholders for no consideration. Therefore, the number of shares outstanding was increased without an increase in resources. Therefore, the number of shares outstanding before each of the exchanges has been adjusted for the change in shares as if the issuance had occurred at the beginning of the earliest period presented. All share and per share information presented herein has been retrospectively adjusted to give effect to the culmination of the reorganization and the issuance of shares on incorporation of SGHC on January 1, 2019.
Basis of preparation
These consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’).
The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the consolidated financial statements. SGHC’s fiscal year ends December 31. All intercompany transactions are eliminated during the preparation of the consolidated financial statements.
These financial statements are presented in Euros being the currency of the primary economic environment in which the Company operates. Foreign operations are included in accordance with the policies set out in note 2.11.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts presented are rounded to the nearest thousand except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.

Parent [member]
Statements [Line Items]
General information and basis of preparation
1	General information and basis of preparation
General information
Super Group (SGHC) Limited (‘Super Group’ or the ‘Company’) is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the ‘Companies Law’) on March 29, 2021. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
Super Group is a holding company that intended to list on the New York Stock Exchange as part of a merger pursuant to a Business Combination Agreement which completed on January 27, 2022 as denoted in note 11. This resulted in the Company becoming the ultimate holding company of SGHC Limited and its subsidiaries (together ‘the Group’). The Group operates a number of interactive gaming services under licenses granted by gaming authorities in various countries. These interactive gaming services consist mainly of casino games of chance and sports betting.
The financial statements for the period ended December 31, 2021 were authorized for issue in accordance with a resolution of the Board of Directors on April 20, 2022 and on November 10, 2022 related to Note 11.
Basis of preparation
These financial statements have been prepared in conformity with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’).
The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the financial statements. Super Group’s fiscal year ends December 31.
These financial statements are presented in Euros being the currency of the primary economic environment in which the Company operates.
The financial statements have been prepared on a historical cost basis, unless otherwise stated.